Provisions	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Provisions
16.	Provisions
Details of the provisions are as follows:

At June 30, 2023	Non-current		Total Non- current	Current
(In thousand Euros)	Other	Service warranties		Service warranties	Total Current
Carrying amount at the beginning of the year	120	1,319	1,439	1,318	1,318
Charge / (Credit):	843	426	1,269	427	427
(+) additional provisions recognized, net	959	1,576	2,535	1,577	1,577
(+/-) Short-term transferred	—	1,150	1,150	(1,150)	(1,150)
(-) Amounts used during the year	(116)	(2,300)	(2,416)	—	—

Carrying amount at year end	963	1,745	2,708	1,745	1,745

At December 31, 2022	Non-current		Total Non- current	Current	Total Current
(In thousand Euros)	Other	Service		Service
Carrying amount at the beginning of the year	4	358	362	541	541
Charge / (Credit):	116	961	1,077	777	777
(+) additional provisions recognized, net	117	2,935	3,052	—	—
(+/-) Short-term transferred	—	(1,416)	(1,416)	1,415	1,415
(-) Amounts used during the year	(1)	(558)	(559)	(638)	(638)

Carrying amount at ye a r end	120	1,319	1,439	1,318	1,318

Service warranties
Products developed and sold by the Group are under warranty for a period of three years and, therefore, a provision is recognised to cover the costs that could be incurred in relation to projects and products under warranty. This provision is estimated based on prior periods actual warranty costs incurred, considering those product sales under warranty.
Other provisions
As of June 30, 2023, “Other” provisions caption includes mainly the contingent consideration
(earn-out)
related to Ares acquisition amounting to Euros 598 thousand and a provision for indemnities or an amount of Euros 361 thousand.